Goodwill (Tables)	6 Months Ended
Jun. 30, 2013
Goodwill
	June 30,	December 31,
	2013	2012
	(in thousands)

Opening balance	$315,441	$253,393
Current period acquisitions	43,877	55,759
Prior period acquisitions	-	1,382
Foreign exchange movement	(4,739)	4,907
Closing balance	$354,579	$315,441